Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Profit tax at a rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Withholding tax	10.00%
Tax losses carryforwards	¥ 502,614,634			$ 68,857,923
Unrecognized deferred tax liabilities	906,737,961			124,222,591
Uncertain tax positions	¥ 316,421,543			43,349,574
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Profit tax at a rate	16.50%
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
Tax liability unrecognized	¥ 11,349,180			1,554,831
Deferred tax liabilities related to undistributed earnings	¥ 33,595,045			$ 4,602,503
PRC [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Profit tax at a rate	25.00%